Capitalized Costs Relating to Oil and Natural Gas Producing Activities (Detail) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	[1]	$ 4,598,211	$ 2,974,855	$ 2,591,861
Support equipment and facilities		185,997	5,910	5,760
Unevaluated oil and natural gas properties		48,229	46,413	31,593
Accumulated depletion, depreciation, and amortization	[1]	(1,334,235)	(623,362)	(468,291)
Subtotal		3,498,202	2,403,816	2,160,923
MRD [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties		1,268,873	897,511	742,404
Unevaluated oil and natural gas properties		48,229	44,453	24,629
Accumulated depletion, depreciation, and amortization		(276,837)	(160,620)	(122,712)
Subtotal		1,040,265	781,344	644,321
MEMP [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	[1]	3,329,338	2,077,344	1,849,457
Support equipment and facilities		185,997	5,910	5,760
Unevaluated oil and natural gas properties			1,960	6,964
Accumulated depletion, depreciation, and amortization	[1]	(1,057,398)	(462,742)	(345,579)
Subtotal		$ 2,457,937	$ 1,622,472	$ 1,516,602

[1]	Amounts do not include costs for SPBPC and related support equipment.